BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Research and development expenses	$ 9,603	$ 7,190	$ 6,665
General and administrative expenses	6,527	5,797	5,315
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses
General and administrative expenses	1,119	846	801
Interested and related parties	1,119	846	801
Other Interested And Related Parties [Member]
IfrsStatementLineItems [Line Items]
Research and development expenses	77	70	70
General and administrative expenses	395	383	298
Interested and related parties	$ 472	$ 453	$ 368